Long Term Loans - Additional Information (Detail) - Light Era Development Co., Ltd. (LED) [Member] - Chang Hwa Bank Secured Loan [Member] - TWD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2021	Apr. 30, 2015	Dec. 31, 2021	Dec. 31, 2017	Sep. 30, 2010
Disclosure of detailed information about borrowings [Line Items]
Early repayment of secured loan		$ 50
Extended Due September 2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loan due date	September 2024
Extended Due September 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loan due date				September 2021
Due December 2014 [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loan					$ 300
Loan due date			December 2014
Due September 2015 [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loan					$ 1,350
Loan due date			September 2015